Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	0.910%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,552,530.45

Principal:
Principal Collections	$25,787,043.54
Prepayments in Full	$10,919,864.66
Liquidation Proceeds	$350,806.84
Recoveries	$299.00
Sub Total	$37,058,014.04
Collections	$39,610,544.49

Purchase Amounts:
Purchase Amounts Related to Principal	$97,297.96
Purchase Amounts Related to Interest	$197.02
Sub Total	$97,494.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,708,039.47

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,708,039.47
Servicing Fee	$1,043,197.68	$1,043,197.68	$0.00	$0.00	$38,664,841.79
Interest - Class A-1 Notes	$59,229.36	$59,229.36	$0.00	$0.00	$38,605,612.43
Interest - Class A-2a Notes	$273,606.67	$273,606.67	$0.00	$0.00	$38,332,005.76
Interest - Class A-2b Notes	$106,166.67	$106,166.67	$0.00	$0.00	$38,225,839.09
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$37,842,047.42
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$37,700,215.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,700,215.75
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$37,643,241.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,643,241.08
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$37,600,861.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,600,861.50
Regular Principal Payment	$105,766,712.61	$37,600,861.50	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$39,708,039.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,600,861.50
Total					$37,600,861.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$37,600,861.50	$131.15	$59,229.36	$0.21	$37,660,090.86	$131.36
Class A-2a Notes	$0.00	$0.00	$273,606.67	$0.87	$273,606.67	$0.87
Class A-2b Notes	$0.00	$0.00	$106,166.67	$0.71	$106,166.67	$0.71
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$37,600,861.50	$28.54	$1,063,980.29	$0.81	$38,664,841.79	$29.35

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$105,766,712.61	0.3689108	$68,165,851.11	0.2377602
Class A-2a Notes	$315,700,000.00	1.0000000	$315,700,000.00	1.0000000
Class A-2b Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$1,136,406,712.61	0.8626526	$1,098,805,851.11	0.8341095

Pool Information
Weighted Average APR	2.534%	2.518%
Weighted Average Remaining Term	53.70	52.83
Number of Receivables Outstanding	51,677	50,848
Pool Balance	$1,251,837,215.53	$1,214,235,876.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,153,362,023.54	$1,119,157,179.01
Pool Factor	0.8754117	0.8491171

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$18,213,538.15
Yield Supplement Overcollateralization Amount	$95,078,697.54
Targeted Overcollateralization Amount	$132,489,018.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,430,025.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$446,325.98
(Recoveries)		2	$299.00
Net Loss for Current Collection Period			$446,026.98
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4276%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0079%
Second Prior Collection Period			0.0611%
Prior Collection Period			0.1741%
Current Collection Period			0.4341%
Four Month Average (Current and Prior Three Collection Periods)			0.1693%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		449	$707,024.67
(Cumulative Recoveries)			$299.00
Cumulative Net Loss for All Collection Periods			$706,725.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0494%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,574.67
Average Net Loss for Receivables that have experienced a Realized Loss			$1,574.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.66%	313	$8,001,405.91
61-90 Days Delinquent	0.08%	37	$938,181.39
91-120 Days Delinquent	0.01%	5	$154,772.36
Over 120 Days Delinquent	0.01%	3	$89,500.42
Total Delinquent Receivables	0.76%	358	$9,183,860.08

Repossession Inventory:
Repossessed in the Current Collection Period		27	$854,242.12
Total Repossessed Inventory		39	$1,242,854.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0608%
Prior Collection Period			0.1026%
Current Collection Period			0.0885%
Three Month Average			0.0840%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0974%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer